Commitments and Contingent Liabilities (Tables)	12 Months Ended
Dec. 31, 2019
Text Block [Abstract]
Summary of Lease and Other Commitments

Lease commitments and other commitments fall due as follows:	€ million leases 2019	€ million L eases 201 8 (Restated) (a )	€ million Other commitments 2019	€ million Other commitments 2018
Within 1 year	69	65	791	1,099
Later than 1 year but not later than 5 years	111	89	684	780
Later than 5 years	43	20	23	31

	223	174	1,498	1,910

Summary of Contingent Liabilities

	€ million	€ million
	2019	2018
Corporate reorganisation – IPI, PIS and COFINS taxes and penalties (a)	2,235	2,032
Inputs for PIS and COFINS taxes	43	52
Goodwill amortisation	184	177
Other tax assessments – approximately 600 cases	959	916

Total Brazil Tax	3,421	3,177
Other contingent liabilities	789	481

Total contingent liabilities	4,210	3,658